NOTE 8: INTANGIBLE ASSETS (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Goodwill, beginning	$ 0
Additions	2,494,615
Impairment	(2,377,397)
Goodwill, ending	$ 117,218